EFFECTIVE INTEREST RATE, OUTSTANDING MORTGAGE DEBT AND BANK LOANS (Detail Textuals) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Bank Tankers Newbuildings	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Working capital facility	$ 271	$ 190	$ 75
Funding commitment	307	$ 149	$ 224
Danish ship finance | Announcement of Event Occuring in 2019
Disclosure of detailed information about borrowings [line items]
Funding commitment	$ 81
Number of year facility to finance newbuilding	7 years
Danish ship finance | Announcement of Event Occuring in 2019 | MR
Disclosure of detailed information about borrowings [line items]
Number of tanker | Tankers	4
Number of newbuilding | Newbuildings	4
Danish ship finance | Announcement of Event Occuring in 2019 | LR1
Disclosure of detailed information about borrowings [line items]
Number of tanker | Tankers	2
China export import Bank | Announcement of Event Occuring in 2018 | LR2
Disclosure of detailed information about borrowings [line items]
Number of tanker | Tankers	4
Funding commitment	$ 115
Number of year facility to finance newbuilding	12 years
Working capital facility
Disclosure of detailed information about borrowings [line items]
Working capital facility	$ 75			$ 75
Term Facility
Disclosure of detailed information about borrowings [line items]
Number of bank | Bank	4